BORROWINGS - Corporate Borrowings change in the unamortized financing fees of corporate borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ 27
Unamortized financing fees, end of year	59	$ 27
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	(7)	(6)
Additional financing fees	(5)	(2)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$ (11)	$ (7)